Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Strategic Funding Source Inc. (the “Company”)

Truist Securities, Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Kapitus Asset Securitization V LLC, Series 2025-1 Notes – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Kapt_2025-1_Data_Tape with Additional Fields.xlsx” (the “Data File”) provided by the Structuring Agent on March 26, 2025, on behalf of the Company, containing information on 3,809 small business receivables and business loan contracts (the “Receivables”) as of February 28, 2025 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Kapitus Asset Securitization V LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.1%, respectively.

•	The term “Servicing System” means the Company’s “Platform” servicing system, to which we were provided with remote access rights by the Company.

•

The term “Funded Contract Summary” means a page within the Servicing System, which we were informed by Company contains information from the contract for each of the Receivables. We performed no procedures to compare the Funded Contract Summary page to the contract for any of the Receivables.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term “Provided Information” means the Funded Contract Summary and Instructions.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.

We selected a sample of 200 Receivables from the Data File using the following criteria: (i) select the largest 100 Receivables based on unpaid principal balance, and (ii) randomly select another 100 Receivables from the remaining population (together, the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to select from the Data File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Funded Contract Summary, utilizing the Instructions, as applicable, listed in the Provided Information column below. The Specified Parties indicated that the absence of any of the information in the Funded Contract Summary or the inability to agree the indicated information from the Data File to the Funded Contract Summary for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Funded Contract Summary and Instructions are listed in the order of priority.

Attribute	Provided Information
merchant_legal_name	Funded Contract Summary

Product Type	Funded Contract Summary

State	Funded Contract Summary

SIC Code	Funded Contract Summary

FICO	Funded Contract Summary

Risk Bucket	Funded Contract Summary

Payment Frequency	Funded Contract Summary

Business Founded Date	Funded Contract Summary

business_age_on_balance_date	Recompute as the difference between the Cutoff Date and Business Founded Date divided by 365

Internal Funding Amount Remaining	Funded Contract Summary

Original Turn	Funded Contract Summary

Remaining Turn	Funded Contract Summary

Factor Rate	Funded Contract Summary

Yield	Funded Contract Summary

Remit Mod	Funded Contract Summary

Missed Payment Factor	Funded Contract Summary

current_del_bucket	Funded Contract Summary

Performance	Funded Contract Summary

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

April 10, 2025

Exhibit A- The Selected Receivables

Selected Receivable Number	contract_id		Selected Receivable Number	contract_id		Selected Receivable Number	contract_id		Selected Receivable Number	contract_id
1	18343	***	51	16907	***	101	18004	***	151	17049	***
2	18009	***	52	17505	***	102	17377	***	152	17487	***
3	18086	***	53	17158	***	103	17872	***	153	17151	***
4	18106	***	54	17386	***	104	17472	***	154	16183	***
5	18125	***	55	16446	***	105	17902	***	155	17025	***
6	17235	***	56	15595	***	106	17759	***	156	14786	***
7	17988	***	57	17352	***	107	16998	***	157	18256	***
8	17197	***	58	17161	***	108	17795	***	158	17035	***
9	18347	***	59	16546	***	109	18041	***	159	17606	***
10	17267	***	60	17246	***	110	17012	***	160	17603	***
11	17979	***	61	17067	***	111	18008	***	161	14096	***
12	18041	***	62	16506	***	112	17837	***	162	16690	***
13	17845	***	63	17953	***	113	16750	***	163	14521	***
14	17815	***	64	17752	***	114	16956	***	164	18277	***
15	17168	***	65	17970	***	115	15479	***	165	15398	***
16	17948	***	66	16550	***	116	16674	***	166	17072	***
17	17287	***	67	16101	***	117	16478	***	167	17067	***
18	17038	***	68	18073	***	118	14855	***	168	15781	***
19	18123	***	69	18373	***	119	17001	***	169	17048	***
20	18168	***	70	18425	***	120	18445	***	170	16521	***
21	16708	***	71	18455	***	121	18055	***	171	17712	***
22	18350	***	72	16058	***	122	17323	***	172	13297	***
23	17725	***	73	16939	***	123	17903	***	173	16728	***
24	17925	***	74	18357	***	124	18294	***	174	17540	***
25	17745	***	75	17244	***	125	16749	***	175	17947	***
26	17633	***	76	16861	***	126	15919	***	176	17474	***
27	17366	***	77	15896	***	127	18434	***	177	16588	***
28	17231	***	78	15869	***	128	17265	***	178	13293	***
29	16655	***	79	18120	***	129	17554	***	179	18284	***
30	16776	***	80	18385	***	130	17143	***	180	17939	***
31	18432	***	81	18431	***	131	17775	***	181	15072	***
32	18346	***	82	17581	***	132	18039	***	182	15772	***
33	17865	***	83	17821	***	133	16479	***	183	17118	***
34	18271	***	84	15750	***	134	17983	***	184	15682	***
35	18319	***	85	15552	***	135	17662	***	185	16584	***
36	16365	***	86	18155	***	136	17279	***	186	15346	***
37	18109	***	87	18394	***	137	14757	***	187	16588	***
38	18057	***	88	17831	***	138	17094	***	188	11976	***
39	18085	***	89	18121	***	139	15230	***	189	16240	***
40	17671	***	90	17813	***	140	17808	***	190	15576	***
41	17668	***	91	17895	***	141	16673	***	191	16528	***
42	17822	***	92	18002	***	142	17011	***	192	12342	***
43	17788	***	93	18076	***	143	17448	***	193	12855	***
44	17520	***	94	17978	***	144	13909	***	194	14195	***
45	16842	***	95	18436	***	145	15592	***	195	14767	***
46	17674	***	96	17993	***	146	15841	***	196	15944	***
47	17227	***	97	17986	***	147	17621	***	197	8212	***
48	17293	***	98	18080	***	148	8772	***	198	17160	***
49	17591	***	99	17944	***	149	16617	***	199	14981	***
50	17740	***	100	18385	***	150	15712	***	200	12154	***